Expense Example - Fitz-Gerald Must Have Dividend Portfolio(R) ETF [Member]	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240